Productivity Improvement And Restructuring Initiatives - (Schedule Of Restructuring And Other Related Charges By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 23.7	$ 35.8	$ 34.4
Specialty Products & Technologies
Restructuring Cost and Reserve [Line Items]
Costs incurred	10.2	12.8	10.8
Equipment & Consumables
Restructuring Cost and Reserve [Line Items]
Costs incurred	$ 13.5	$ 23.0	$ 23.6